Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Discount rate applied to the cash flow projections	10.00%	11.00%
Growth rate used to extrapolate the cash flows	3.00%	3.00%